AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (unaudited)
June 30, 2024
	Principal Amount	Value
Short-Term Investments - 83.0%
Repurchase Agreements - 83.0%
Fixed Income Clearing Corp., dated 06/28/24, due 07/01/24, 5.150% total to be received $4,896,100 (collateralized by a U.S. Treasury Note, 0.125%, 04/15/25, totaling $4,991,921)	$4,894,000	$4,894,000

Total Short-Term Investments (Cost $4,894,000)		4,894,000
Value

Total Investments - 83.0% (Cost $4,894,000)	$4,894,000
Derivatives - 0.7%[1]	38,885
Other Assets, less Liabilities - 16.3%	965,146
Net Assets - 100.0%	$5,898,031

[1]	Includes Futures Contracts and Forward Foreign Currency Exchange Contracts. Please refer to the Open Futures Contracts table and Open Forward Foreign Currency Exchange Contracts table for the details.
Open Futures Contracts
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
Canadian 10 Year Government Bond	CAD	4	Long	09/18/24	$351,069	$(6,144)
Copper[1]	USD	2	Long	09/26/24	219,575	(6,091)
E-mini Dow Jones Industrial Average Index	USD	1	Long	09/20/24	197,345	(936)
EURO STOXX 50	EUR	3	Long	09/20/24	158,265	207
FTSE 100 Index	GBP	4	Long	09/20/24	415,232	889
FTSE China A50 Index	USD	9	Long	07/30/24	107,118	(286)
FTSE Taiwan Index	USD	4	Long	07/30/24	308,600	1,302
Gold 100 oz.[1]	USD	2	Long	08/28/24	467,920	(5,264)
Hang Seng China Enterprises Index	HKD	2	Long	07/30/24	80,227	(1,309)
Hang Seng Index	HKD	1	Long	07/30/24	112,882	(1,719)
Korea 10-Year Government Bond	KRW	6	Long	09/13/24	499,615	765
Korea 3-Year Government Bond	KRW	11	Long	09/13/24	840,683	(124)
MSCI Singapore Index	SGD	6	Long	07/30/24	139,978	921
Nifty 50	USD	3	Long	07/25/24	144,837	1,504
OMX Stockholm 30 Index	SEK	11	Long	07/19/24	267,554	1,025
S&P 500 E-Mini Index	USD	1	Long	09/20/24	276,075	930
S&P/TSX 60 Index	CAD	1	Long	09/19/24	191,587	1,875
SGX Nikkei 225 Index	JPY	1	Long	09/12/24	123,097	1,448
Silver[1]	USD	1	Long	09/26/24	147,800	(1,847)
SPI 200 Index	AUD	3	Long	09/19/24	388,853	1,246
Topix Index	JPY	1	Long	09/12/24	174,685	1,907
Australian 10 Year Treasury Bond	AUD	3	Short	09/16/24	(227,286)	22
Australian 3 Year Treasury Bond	AUD	21	Short	09/16/24	(1,477,355)	5,788
CBOE Volatility Index	USD	1	Short	07/17/24	(14,023)	385
CBOE Volatility Index	USD	1	Short	08/21/24	(14,940)	427
Corn[1]	USD	16	Short	12/13/24	336,600	36,819
Euro-Bobl	EUR	2	Short	09/06/24	(249,403)	(2,861)

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
Euro-Bund	EUR	1	Short	09/06/24	$(140,958)	$(1,864)
Euro-OAT	EUR	6	Short	09/06/24	(791,132)	5,363
Euro-Schatz	EUR	4	Short	09/06/24	(452,798)	(200)
Japan 10 Year Government Bond	JPY	2	Short	09/12/24	(1,775,872)	6,026
Korea 3-Year Government Bond	KRW	2	Short	09/13/24	152,851	(74)
Lean Hogs[1]	USD	3	Short	08/14/24	107,400	1,263
SET50 Index	THB	54	Short	09/27/24	(236,351)	2,363
Short-Term Euro-BTP	EUR	12	Short	09/06/24	(1,349,526)	(1,056)
Soybean[1]	USD	6	Short	11/14/24	331,200	15,136
Soybean Meal[1]	USD	4	Short	12/13/24	134,200	2,391
Soybean Oil[1]	USD	6	Short	12/13/24	157,644	409
Sugar #11[1]	USD	8	Short	09/30/24	181,888	(15,620)
U.S. Treasury 2-Year Note	USD	4	Short	09/30/24	(816,875)	(2,223)
U.S. Treasury 5-Year Note	USD	2	Short	09/30/24	(213,156)	(1,877)
Wheat[1]	USD	5	Short	09/13/24	143,375	(1,274)
					Total	$39,642

[1]	Investment is held by AMG Systematica Subsidiary Fund I, a wholly-owned subsidiary of AMG Systematica Managed Futures Strategy Fund.

CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
Open Forward Foreign Currency Exchange Contracts
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
Australian Dollar	100,000	U.S. Dollar	66,339	07/01/24	Citibank NA	$377
Australian Dollar	16,129	U.S. Dollar	10,760	07/02/24	BNP Paribas	1
Australian Dollar	47,302	U.S. Dollar	31,532	07/02/24	Morgan Stanley	27
Australian Dollar	36,569	U.S. Dollar	24,387	07/02/24	Barclays Capital Group	10
Australian Dollar	200,000	U.S. Dollar	133,127	07/17/24	Morgan Stanley	364
Australian Dollar	100,000	U.S. Dollar	66,163	07/17/24	JPMorgan Chase	582
Australian Dollar	200,000	U.S. Dollar	133,450	07/17/24	Citibank NA	41

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
Australian Dollar	100,000	U.S. Dollar	66,771	07/17/24	ANZ Banking Group	$(25)
Australian Dollar	100,000	U.S. Dollar	66,730	07/17/24	UBS AG	16
Australian Dollar	100,000	U.S. Dollar	66,722	07/17/24	UBS AG	23
Canadian Dollar	136,289	U.S. Dollar	99,598	07/02/24	The Toronto-Dominion Bank	34
Canadian Dollar	597	U.S. Dollar	435	07/02/24	Natixis Securities Americas LLC	1
Canadian Dollar	137,173	U.S. Dollar	100,276	07/17/24	BNP Paribas	38
Canadian Dollar	1,500	U.S. Dollar	1,092	07/17/24	BNP Paribas	5
Canadian Dollar	7,471	U.S. Dollar	5,434	07/17/24	Nomura Securities International LLC	30
Canadian Dollar	139,050	U.S. Dollar	101,492	07/17/24	JPMorgan Chase	195
Canadian Dollar	136,037	U.S. Dollar	99,183	07/17/24	JPMorgan Chase	300
Canadian Dollar	956	U.S. Dollar	698	07/17/24	JPMorgan Chase	1
Canadian Dollar	137,610	U.S. Dollar	100,459	07/17/24	HSBC Bank USA NA	174
Canadian Dollar	140,061	U.S. Dollar	102,614	07/17/24	Citibank NA	(188)
Canadian Dollar	137,730	U.S. Dollar	101,157	07/17/24	UBS AG	(436)
Canadian Dollar	1,831	U.S. Dollar	1,337	07/17/24	UBS AG	2
Canadian Dollar	119	U.S. Dollar	87	07/17/24	UBS AG	(0)
Canadian Dollar	2,240	U.S. Dollar	1,631	07/17/24	UBS AG	7
Swiss Franc	203	U.S. Dollar	226	07/01/24	JPMorgan Chase	(0)
Swiss Franc	683	U.S. Dollar	759	07/01/24	HSBC Bank USA NA	1
Swiss Franc	88,908	U.S. Dollar	100,010	07/17/24	Morgan Stanley	(820)
Swiss Franc	3,211	U.S. Dollar	3,617	07/17/24	Morgan Stanley	(34)
Swiss Franc	88,653	U.S. Dollar	99,347	07/17/24	Nomura Securities International LLC	(441)
Swiss Franc	90,021	U.S. Dollar	102,111	07/17/24	JPMorgan Chase	(1,679)
Swiss Franc	1,905	U.S. Dollar	2,104	07/17/24	JPMorgan Chase	22
Swiss Franc	66	U.S. Dollar	74	07/17/24	Bank of New York Mellon	(0)
Swiss Franc	5,707	U.S. Dollar	6,408	07/17/24	Citibank NA	(41)
Swiss Franc	87,018	U.S. Dollar	97,996	07/17/24	RBC Capital Markets Corp.	(914)
Euro	38,559	U.S. Dollar	41,320	07/01/24	Merrill Lynch	(19)
Euro	27,043	U.S. Dollar	28,971	07/01/24	HSBC Bank USA NA	(5)
Euro	13,699	U.S. Dollar	14,678	07/01/24	Barclays Capital Group	(4)
Euro	20,699	U.S. Dollar	22,173	07/01/24	UBS AG	(3)

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
Euro	200,000	U.S. Dollar	217,373	07/17/24	Morgan Stanley	$(2,985)
Euro	100,000	U.S. Dollar	107,355	07/17/24	HSBC Bank USA NA	(161)
Euro	100,000	U.S. Dollar	109,119	07/17/24	HSBC Bank USA NA	(1,925)
Euro	100,000	U.S. Dollar	109,004	07/17/24	Barclays Capital Group	(1,810)
Euro	100,000	U.S. Dollar	108,181	07/17/24	UBS AG	(987)
Euro	100,000	U.S. Dollar	107,090	07/17/24	UBS AG	104
British Pound	100,000	U.S. Dollar	126,868	07/17/24	Morgan Stanley	(444)
British Pound	400,000	U.S. Dollar	511,507	07/17/24	Barclays Capital Group	(5,809)
British Pound	100,000	U.S. Dollar	127,964	07/17/24	Barclays Capital Group	(1,539)
Japanese Yen	458,261	U.S. Dollar	2,847	07/01/24	Morgan Stanley	2
Japanese Yen	161	U.S. Dollar	1	07/01/24	JPMorgan Chase	0
Japanese Yen	1,126	U.S. Dollar	7	07/02/24	Goldman Sachs & Co.	0
Japanese Yen	16,045,994	U.S. Dollar	100,000	07/02/24	BNP Paribas	(205)
Japanese Yen	15,447,522	U.S. Dollar	97,177	07/17/24	Morgan Stanley	(878)
Japanese Yen	259,939	U.S. Dollar	1,666	07/17/24	JPMorgan Chase	(45)
Japanese Yen	15,339,572	U.S. Dollar	98,017	07/17/24	Bank of New York Mellon	(2,391)
Japanese Yen	552,431	U.S. Dollar	3,566	07/17/24	Citibank NA	(123)
Japanese Yen	64,419	U.S. Dollar	408	07/17/24	Citibank NA	(6)
Japanese Yen	15,235,352	U.S. Dollar	97,703	07/17/24	Citibank NA	(2,726)
Japanese Yen	471,398	U.S. Dollar	3,017	07/17/24	Citibank NA	(78)
Japanese Yen	15,393,209	U.S. Dollar	96,698	07/17/24	ANZ Banking Group	(737)
Norwegian Krone	6,639	U.S. Dollar	622	07/01/24	XTX Markets Trading Limited	(0)
Norwegian Krone	7,399	U.S. Dollar	694	07/17/24	BNP Paribas	(1)
Norwegian Krone	6,639	U.S. Dollar	622	07/17/24	Morgan Stanley	(0)
Norwegian Krone	5,525	U.S. Dollar	521	07/17/24	Morgan Stanley	(3)
Norwegian Krone	1,057,307	U.S. Dollar	100,127	07/17/24	JPMorgan Chase	(1,050)
Norwegian Krone	14,558	U.S. Dollar	1,366	07/17/24	HSBC Bank USA NA	(2)
Norwegian Krone	15,599	U.S. Dollar	1,460	07/17/24	Citibank NA	2
Norwegian Krone	750	U.S. Dollar	71	07/17/24	Citibank NA	(1)
Norwegian Krone	6,652	U.S. Dollar	634	07/17/24	Citibank NA	(10)
Norwegian Krone	1,057,148	U.S. Dollar	100,233	07/17/24	Citibank NA	(1,171)
Norwegian Krone	1,049,907	U.S. Dollar	99,437	07/17/24	Citibank NA	(1,053)
Norwegian Krone	1,048,013	U.S. Dollar	99,996	07/17/24	UBS AG	(1,790)

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
Norwegian Krone	5,008	U.S. Dollar	476	07/17/24	UBS AG	$(7)
New Zealand Dollar	100,000	U.S. Dollar	60,943	07/01/24	NatWest Markets Plc	(33)
New Zealand Dollar	500,000	U.S. Dollar	306,245	07/17/24	UBS AG	(1,693)
Sweden Krona	986	U.S. Dollar	93	07/01/24	BNP Paribas	0
Sweden Krona	6,239	U.S. Dollar	590	07/01/24	BNP Paribas	(1)
Sweden Krona	1,059,820	U.S. Dollar	100,000	07/02/24	XTX Markets Trading Limited	13
Sweden Krona	64	U.S. Dollar	6	07/02/24	XTX Markets Trading Limited	0
Sweden Krona	1,447	U.S. Dollar	138	07/17/24	Morgan Stanley	(1)
Sweden Krona	2,084,114	U.S. Dollar	201,346	07/17/24	Morgan Stanley	(4,521)
Sweden Krona	1,046,522	U.S. Dollar	99,663	07/17/24	Morgan Stanley	(828)
Sweden Krona	2,833	U.S. Dollar	273	07/17/24	JPMorgan Chase	(5)
Sweden Krona	2,688	U.S. Dollar	257	07/17/24	HSBC Bank USA NA	(3)
Sweden Krona	7,225	U.S. Dollar	679	07/17/24	HSBC Bank USA NA	3
Sweden Krona	4,785	U.S. Dollar	456	07/17/24	Citibank NA	(4)
Sweden Krona	554	U.S. Dollar	53	07/17/24	Citibank NA	(1)
U.S. Dollar	27,902	Australian Dollar	41,900	07/01/24	JPMorgan Chase	(51)
U.S. Dollar	12,447	Australian Dollar	18,692	07/01/24	Barclays Capital Group	(23)
U.S. Dollar	26,227	Australian Dollar	39,408	07/01/24	UBS AG	(64)
U.S. Dollar	66,367	Australian Dollar	100,000	07/17/24	Citibank NA	(379)
U.S. Dollar	66,509	Australian Dollar	100,000	07/17/24	Citibank NA	(236)
U.S. Dollar	66,810	Australian Dollar	100,000	07/17/24	ANZ Banking Group	64
U.S. Dollar	66,114	Australian Dollar	100,000	07/17/24	ANZ Banking Group	(631)
U.S. Dollar	24,259	Canadian Dollar	33,207	07/02/24	Morgan Stanley	(17)
U.S. Dollar	9,377	Canadian Dollar	12,831	07/02/24	JPMorgan Chase	(3)
U.S. Dollar	25,754	Canadian Dollar	35,250	07/02/24	JPMorgan Chase	(15)
U.S. Dollar	19,138	Canadian Dollar	26,208	07/02/24	JPMorgan Chase	(21)
U.S. Dollar	5,390	Canadian Dollar	7,376	07/02/24	JPMorgan Chase	(2)
U.S. Dollar	16,082	Canadian Dollar	22,014	07/02/24	Barclays Capital Group	(11)
U.S. Dollar	99,632	Canadian Dollar	136,289	07/17/24	The Toronto-Dominion Bank	(35)
U.S. Dollar	2,427	Canadian Dollar	3,314	07/17/24	Natixis Securities Americas LLC	3
U.S. Dollar	318	Canadian Dollar	434	07/17/24	Morgan Stanley	0
U.S. Dollar	97,888	Canadian Dollar	133,483	07/17/24	Morgan Stanley	273

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	1,543	Canadian Dollar	2,113	07/17/24	JPMorgan Chase	$(2)
U.S. Dollar	104,629	Canadian Dollar	143,680	07/17/24	JPMorgan Chase	(443)
U.S. Dollar	505	Canadian Dollar	691	07/17/24	Bank of New York Mellon	(1)
U.S. Dollar	202,399	Canadian Dollar	277,140	07/17/24	Citibank NA	(273)
U.S. Dollar	1,169	Canadian Dollar	1,608	07/17/24	Citibank NA	(7)
U.S. Dollar	97	Canadian Dollar	132	07/17/24	Societe Generale	(0)
U.S. Dollar	104,160	Canadian Dollar	143,226	07/17/24	UBS AG	(581)
U.S. Dollar	699,052	Canadian Dollar	957,590	07/17/24	UBS AG	(1,229)
U.S. Dollar	872	Swiss Franc	782	07/01/24	JPMorgan Chase	1
U.S. Dollar	116	Swiss Franc	104	07/01/24	JPMorgan Chase	0
U.S. Dollar	12	Swiss Franc	11	07/02/24	BNP Paribas	(0)
U.S. Dollar	20	Swiss Franc	18	07/02/24	Morgan Stanley	(0)
U.S. Dollar	57,445	Swiss Franc	51,656	07/02/24	Morgan Stanley	(78)
U.S. Dollar	102	Swiss Franc	92	07/02/24	Merrill Lynch	(0)
U.S. Dollar	42,553	Swiss Franc	38,255	07/02/24	Merrill Lynch	(47)
U.S. Dollar	13	Swiss Franc	12	07/02/24	JPMorgan Chase	(0)
U.S. Dollar	46,443	Swiss Franc	41,786	07/02/24	JPMorgan Chase	(89)
U.S. Dollar	31,717	Swiss Franc	28,535	07/02/24	JPMorgan Chase	(59)
U.S. Dollar	13	Swiss Franc	12	07/02/24	JPMorgan Chase	(0)
U.S. Dollar	23	Swiss Franc	21	07/02/24	Citibank NA	(0)
U.S. Dollar	14,493	Swiss Franc	13,057	07/02/24	UBS AG	(47)
U.S. Dollar	7,347	Swiss Franc	6,607	07/02/24	UBS AG	(10)
U.S. Dollar	20	Swiss Franc	18	07/02/24	UBS AG	(0)
U.S. Dollar	351,751	Swiss Franc	314,224	07/17/24	Morgan Stanley	1,186
U.S. Dollar	205	Swiss Franc	183	07/17/24	Morgan Stanley	1
U.S. Dollar	352,125	Swiss Franc	314,223	07/17/24	Nomura Securities International LLC	1,561
U.S. Dollar	325	Swiss Franc	291	07/17/24	JPMorgan Chase	1
U.S. Dollar	761	Swiss Franc	683	07/17/24	HSBC Bank USA NA	(1)
U.S. Dollar	3,446	Swiss Franc	3,071	07/17/24	Citibank NA	20
U.S. Dollar	1,107	Swiss Franc	986	07/17/24	Citibank NA	7
U.S. Dollar	100,568	Swiss Franc	90,021	07/17/24	RBC Capital Markets Corp.	136
U.S. Dollar	107,011	Euro	100,000	07/01/24	UBS AG	(100)
U.S. Dollar	107,781	Euro	100,000	07/17/24	Morgan Stanley	587
U.S. Dollar	107,166	Euro	100,000	07/17/24	Morgan Stanley	(28)
U.S. Dollar	107,342	Euro	100,000	07/17/24	Nomura Securities International LLC	148

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	107,031	Euro	100,000	07/17/24	JPMorgan Chase	$(163)
U.S. Dollar	109,094	Euro	100,000	07/17/24	JPMorgan Chase	1,900
U.S. Dollar	107,530	Euro	100,000	07/17/24	JPMorgan Chase	336
U.S. Dollar	107,159	Euro	100,000	07/17/24	JPMorgan Chase	(35)
U.S. Dollar	106,956	Euro	100,000	07/17/24	HSBC Bank USA NA	(238)
U.S. Dollar	215,113	Euro	200,000	07/17/24	UBS AG	725
U.S. Dollar	215,655	Euro	200,000	07/17/24	UBS AG	1,267
U.S. Dollar	108,985	Euro	100,000	07/17/24	UBS AG	1,791
U.S. Dollar	126,504	British Pound	100,000	07/17/24	Morgan Stanley	80
U.S. Dollar	126,447	British Pound	100,000	07/17/24	JPMorgan Chase	22
U.S. Dollar	127,437	British Pound	100,000	07/17/24	JPMorgan Chase	1,013
U.S. Dollar	126,523	British Pound	100,000	07/17/24	Citibank NA	98
U.S. Dollar	2,854	Japanese Yen	458,422	07/01/24	BNP Paribas	3
U.S. Dollar	203	Japanese Yen	32,698	07/02/24	UBS AG	(0)
U.S. Dollar	36,139	Japanese Yen	5,640,119	07/17/24	Morgan Stanley	978
U.S. Dollar	601,497	Japanese Yen	93,874,738	07/17/24	Morgan Stanley	16,283
U.S. Dollar	94,734	Japanese Yen	14,833,412	07/17/24	Morgan Stanley	2,263
U.S. Dollar	2,854	Japanese Yen	458,261	07/17/24	Morgan Stanley	(2)
U.S. Dollar	342	Japanese Yen	53,352	07/17/24	Nomura Securities International LLC	10
U.S. Dollar	2,967	Japanese Yen	465,489	07/17/24	JPMorgan Chase	65
U.S. Dollar	949	Japanese Yen	148,478	07/17/24	HSBC Bank USA NA	23
U.S. Dollar	1,846	Japanese Yen	285,530	07/17/24	Citibank NA	66
U.S. Dollar	1,220	Japanese Yen	194,573	07/17/24	Citibank NA	7
U.S. Dollar	1,213	Japanese Yen	189,805	07/17/24	Citibank NA	30
U.S. Dollar	3,936	Japanese Yen	618,313	07/17/24	Societe Generale	81
U.S. Dollar	101,448	Japanese Yen	16,049,562	07/17/24	ANZ Banking Group	1,395
U.S. Dollar	64,834	Japanese Yen	10,006,128	07/17/24	UBS AG	2,456
U.S. Dollar	145	Japanese Yen	23,161	07/17/24	UBS AG	0
U.S. Dollar	622	Norwegian Krone	6,639	07/01/24	Morgan Stanley	0
U.S. Dollar	156	Norwegian Krone	1,666	07/02/24	UBS AG	(0)
U.S. Dollar	100,881	Norwegian Krone	1,066,697	07/17/24	BNP Paribas	924
U.S. Dollar	418	Norwegian Krone	4,469	07/17/24	Morgan Stanley	(1)
U.S. Dollar	1,922	Norwegian Krone	20,514	07/17/24	Morgan Stanley	0
U.S. Dollar	99,733	Norwegian Krone	1,054,720	07/17/24	HSBC Bank USA NA	899
U.S. Dollar	259	Norwegian Krone	2,777	07/17/24	Citibank NA	(1)
U.S. Dollar	0	Norwegian Krone	4	07/17/24	Citibank NA	0

AMG Systematica Managed Futures Strategy Fund
Consolidated Schedule of Portfolio Investments (continued)
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Appreciation/ (Depreciation)
U.S. Dollar	100,592	Norwegian Krone	1,054,641	07/17/24	Citibank NA	$1,765
U.S. Dollar	2	Norwegian Krone	21	07/17/24	UBS AG	0
U.S. Dollar	281	Norwegian Krone	2,980	07/17/24	UBS AG	2
U.S. Dollar	60,859	New Zealand Dollar	100,000	07/01/24	Barclays Capital Group	(51)
U.S. Dollar	60,943	New Zealand Dollar	100,000	07/17/24	NatWest Markets Plc	32
U.S. Dollar	679	Sweden Krona	7,225	07/01/24	HSBC Bank USA NA	(3)
U.S. Dollar	520	Sweden Krona	5,432	07/17/24	Citibank NA	7
U.S. Dollar	99,857	Sweden Krona	1,053,879	07/17/24	Citibank NA	328
U.S. Dollar	372	Sweden Krona	3,912	07/17/24	Citibank NA	2
U.S. Dollar	100,101	Sweden Krona	1,045,914	07/17/24	Citibank NA	1,324
U.S. Dollar	99,638	Sweden Krona	1,041,075	07/17/24	Citibank NA	1,318
Net Unrealized Appreciation/(Depreciation) on Open Forward Foreign Currency Exchange Contracts						$(757)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of June 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-Term Investments
Repurchase Agreements	—	$4,894,000	—	$4,894,000
Total Investments in Securities	—	$4,894,000	—	$4,894,000
Financial Derivative Instruments - Assets
Commodity Futures Contracts	$56,018	—	—	$56,018
Equity Futures Contracts	16,429	—	—	16,429
Forward Foreign Currency Exchange Contracts	—	$43,856	—	43,856
Interest Rate Futures Contracts	17,964	—	—	17,964
Financial Derivative Instruments - Liabilities
Commodity Futures Contracts	(30,096)	—	—	(30,096)
Equity Futures Contracts	(4,250)	—	—	(4,250)
Forward Foreign Currency Exchange Contracts	—	(44,613)	—	(44,613)
Interest Rate Futures Contracts	(16,423)	—	—	(16,423)
Total Financial Derivative Instruments	$39,642	$(757)	—	$38,885
For the period ended June 30, 2024, there were no transfers in or out of Level 3.

Notes to Consolidated Schedule of Investments (unaudited)
June 30, 2024
VALUATION OF INVESTMENTS
Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.
Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.
FUTURES CONTRACTS
The Fund may utilize futures contracts for any purpose, including for investment purposes and for hedging purposes. There are certain risks associated with futures contracts; prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses
On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent variation margin payments are made or received by the Fund depending on the fluctuations in the value of the futures contracts and the value of cash or securities on deposit with the futures broker. The Fund must have total value at the futures broker consisting of either net unrealized gains, cash or securities collateral to meet the initial margin requirement, and any value over the initial margin requirement may be transferred to the Fund. The Fund pays or receives variation margin periodically.
Variation margin on futures contracts is recorded as unrealized appreciation or depreciation until the futures contract is closed or expired. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Fund enters into forward currency exchange contracts for any purpose, including to attempt to hedge currency exposure or to enhance return. A forward foreign currency exchange contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized appreciation or depreciation. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.